Derivative Instruments (Schedule of Derivative Instruments, Fair Value) (Details) - Derivatives Designated As Hedging Instruments [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ (30,591)	$ 5,069
Forward Contracts [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	0	454
Forward Contracts [Member] | Accrued Payroll and Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(100)	0
Cross-Currency Interest Rate Swaps [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative fair value of non-current asset	10,615	6,741
Derivative fair value of current liability	19,876	2,126
2013 Cross-Currency Interest Rate Swap [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(3,274)	4,615
2016 Cross-Currency Interest Rate Swap [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ (27,217)	$ 0